Commitments and Contingencies - Schedule of Other Pertinent Lease Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Operating lease costs	$ 259	$ 285	$ 794	$ 834	$ 1,123	$ 918
Short-term lease costs	3	5	23	17	12	14
Variable lease costs	59	52	194	211	187	191
Operating cash flows paid for amounts in the measurement of lease liabilities	$ 271	284	826	815
Operating cash flows paid for amounts in the measurement of finance lease liabilities					1,084	807
Operating lease assets obtained in exchange for lease obligations		$ 62	$ 15	$ 936	$ 936	$ 1,677